Note 5 - Advances for Vessels Under Construction and Acquisitions (Details) - Advances for Vessels Under Construction and Acquisitions (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Advances for Vessels Under Construction and Acquisitions [Abstract]
Balance, December 31	$ 70,577,435	$ 19,321,045	$ 22,347,811
Advances for vessels under construction	50,396,200	61,632,129
Capitalized interest	819,296	281,484	557,565
Capitalized expenses	40,894	721,220
Vessels delivered		$ (65,661,599)